Financial Instruments and Financial Risk Management - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Customer information	No single customer accounts for more than 5% of the Group’s revenue
Group's revenue	5.00%
Percentage of trade receivables that are not past due or 30 days or less past due	85.30%	89.70%
Trade receivables description	Approximately 85.3% (2021 – 89.7%) of the Group’s trade receivables are not past due or 30 days or less past due;
Change in interest rates	1.00%
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Amounts available under revolving credit facility	$ 911.8	$ 747.6
Additional amounts available under revolving credit facility	185.8	198.9
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Estimated annual net US$ denominated cash flow from operating activities	710.0	720.0
Canada, Dollars | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Additional amounts available under revolving credit facility			$ 245	$ 245
United States of America, Dollars | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Additional amounts available under revolving credit facility	$ 5.0	$ 5.0
Top of Range
Disclosure Of Financial Instruments [Line Items]
Bad debt expense to consolidated revenue	0.20%